Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		3 Months Ended
	Jan. 12, 2021	Mar. 31, 2021	Dec. 31, 2020
Cash Equivalents		$ 0	$ 0
Deferred tax asset		77,077
Income tax expense (benefit)		$ 0
Effective income tax rate reconciliation, percent		0.00%
Unrecognized tax benefits		$ 0	0
Accrued for interest and penalties		0	0
Federal depository insurance coverage		250,000	250,000
Transaction costs allocated to warrant liabilities		242,333
Deferred offering costs non current		$ 0	$ 177,937
Warrant
Antidilutive securities excluded from computation of earnings per share, amount		6,015,000
IPO
Offering costs	$ 10,097,226	$ 9,800,000
Class A Common stock
Temporary equity shares outstanding		16,133,613	0
Class B Common Stock
Number of shares forfeited during the period			573,750